Schedule of Investments (unaudited)
June 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 33.3%
FHLMC — 5.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/26	$22,572	$22,394
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/49	657,271	622,466
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/54	2,463,988	2,465,799
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	1/1/55	4,641,877	4,720,436
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.347%)	6.286%	3/1/35	56,697	58,272 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	6.647%	8/1/34	55,188	56,502 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.520%)	6.464%	4/1/36	29,397	30,206 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.538%)	6.835%	2/1/36	15,073	15,262 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.603%)	7.395%	9/1/36	415	422 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.720%	12/1/36	19,269	19,931 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.639%)	6.533%	6/1/37	27,100	27,718 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.653%)	6.587%	1/1/37	4,007	4,137 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.657%)	6.940%	1/1/36	4,437	4,580 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.660%)	6.464%	1/1/38	14,383	14,720 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.671%)	6.751%	12/1/35	54,811	55,820 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.733%)	7.608%	10/1/36	3,399	3,461 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.738%)	6.757%	4/1/37	11,937	12,221 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.740%)	6.535%	1/1/37	1,317	1,343 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.750%	4/1/34	2,341	2,372 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.736%	3/1/35	47,254	48,071 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.751%)	7.284%	1/1/42	37,755	39,102 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.761%)	6.618%	5/1/35	1,084	1,102 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.764%)	6.824%	9/1/37	245,020	254,648 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.772%)	6.878%	5/1/42	218,352	226,273 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.778%)	7.066%	5/1/35	80,481	83,490 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.796%)	6.659%	3/1/35	16,463	17,058 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.821%)	7.124%	7/1/43	$587,565	$609,320 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.835%)	7.466%	9/1/36	2,683	2,744 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.838%)	7.010%	9/1/35	37,054	37,671 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.839%)	6.964%	11/1/42	189,078	196,597 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.849%)	7.526%	9/1/36	21,469	22,105 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.858%)	7.445%	1/1/36	7,669	7,793 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.861%)	7.606%	8/1/36	1,025	1,048 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.863%)	7.023%	7/1/35	1,994	2,035 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.870%)	7.226%	1/1/36	2,382	2,434 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.881%)	7.251%	3/1/36	116,648	120,462 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.959%)	6.841%	9/1/36	8,474	8,614 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.980%)	6.891%	6/1/37	526	539 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.041%)	7.012%	3/1/36	1,614	1,659 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.695%)	5.818%	7/1/29	9,672	9,639 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	6.957%	7/1/33	12,019	12,274 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	7.100%	8/1/33	4,847	4,923 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.219%)	7.093%	10/1/33	43,228	44,342 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	7.141%	10/1/33	6,496	6,666 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.760%	11/1/33	51,745	53,078 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.990%	1/1/35	3,297	3,397 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.232%)	6.750%	7/1/37	15,956	16,394 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.237%)	6.648%	1/1/38	255,338	263,733 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	7.138%	10/1/35	34,185	35,484 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.560%	1/1/36	5,055	5,244 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.248%)	6.512%	6/1/37	$44,993	$46,231 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	7.316%	9/1/33	1,540	1,583 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.542%	11/1/33	6,721	6,897 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.750%	11/1/33	6,306	6,461 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	7.375%	7/1/34- 7/1/36	72,471	74,629 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.375%	11/1/34	12,253	12,642 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.402%	11/1/34	11,737	12,144 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.500%	2/1/35	9,560	9,906 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.857%	7/1/35	118,463	122,402 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.648%	11/1/36	5,621	5,804 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.547%	10/1/38	24,934	25,550 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.501%	2/1/36	15,845	16,448 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.265%)	6.847%	9/1/36	540,443	559,157 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.266%)	6.357%	6/1/34	11,246	11,510 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.313%)	6.862%	5/1/36	477,800	496,241 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.315%)	6.809%	3/1/35	4,162	4,312 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.346%)	6.698%	9/1/29	22,588	22,671 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.357%)	7.151%	1/1/28	135	135 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.375%)	6.991%	1/1/37	8,674	8,905 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.409%)	6.909%	11/1/33	20,770	21,341 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.500%)	7.090%	12/1/35	82,064	85,223 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.840%)	7.065%	1/1/29	294	295 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.844%)	7.169%	10/1/29	1,414	1,424 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.290%)	7.165%	9/1/30	74	75 (a)
Total FHLMC				11,827,987
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — 19.1%
Federal National Mortgage Association (FNMA)	3.500%	9/1/25- 5/1/31	$111,633	$110,769
Federal National Mortgage Association (FNMA)	5.500%	3/1/53- 5/1/55	11,899,891	11,919,275
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 7/1/55	16,268,487	16,557,702
Federal National Mortgage Association (FNMA)	5.000%	12/1/54	4,819,784	4,727,940
Federal National Mortgage Association (FNMA)	5.500%	7/1/55	5,000,000	4,999,637 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.327%)	7.018%	10/1/34	11,926	12,032 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.344%)	6.998%	6/1/35	27,476	27,826 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.365%)	6.999%	10/1/35	2,687	2,726 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.445%)	6.150%	1/1/35	25,371	25,693 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.446%)	7.031%	2/1/36	12,405	12,751 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.500%)	6.596%	12/1/33	321	324 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.515%)	7.280%	7/1/35	3,658	3,763 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.539%)	6.523%	1/1/35	11,742	12,136 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.561%)	6.436%	3/1/34	40,245	41,169 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.564%)	6.508%	1/1/35	6,456	6,631 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.440%	4/1/33	4,131	4,188 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.590%)	6.537%	2/1/35	8,872	8,988 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.595%)	6.470%	1/1/33	9,181	9,282 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.606%)	6.783%	7/1/36	22,306	22,705 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.614%)	6.830%	1/1/38	31,042	31,990 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	6.405%	12/1/34	2,074	2,132 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	6.569%	2/1/35	4,682	4,849 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.548%	3/1/35	657	666 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.629%)	7.009%	11/1/35	65,360	67,213 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	6.445%	1/1/35	4,027	4,093 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.637%)	6.844%	4/1/40	$108,619	$110,885 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.642%)	6.628%	5/1/35	10,676	11,026 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.518%	12/1/32	814	828 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.905%	11/1/36	9,658	9,951 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.645%)	6.461%	12/1/34	5,728	5,837 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.650%)	6.659%	11/1/34	3,112	3,191 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.657%)	7.076%	3/1/42	121,342	124,545 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.658%)	7.096%	8/1/38	115,617	118,465 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.664%)	7.071%	7/1/35	17,521	17,856 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.664%)	6.761%	9/1/37	59,586	61,475 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.675%)	6.652%	1/1/35	22,145	22,694 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.684%)	7.138%	8/1/37	28,725	29,284 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.687%)	6.650%	3/1/35	1,317	1,342 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.690%)	6.498%	12/1/39	12,065	12,512 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.697%)	6.919%	12/1/34	52,510	53,240 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.697%)	7.137%	11/1/36	47,504	48,506 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.703%)	6.703%	7/1/35	3,370	3,435 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.720%)	7.063%	9/1/37	213,252	219,484 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.721%)	6.586%	1/1/37	17,112	17,486 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.725%)	6.906%	7/1/42	674,279	697,972 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.728%)	7.018%	5/1/38	453,605	470,750 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.730%)	7.344%	6/1/35	4,865	4,959 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.744%)	6.785%	10/1/34	2,132	2,158 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.750%	10/1/33	15,039	15,237 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.660%	3/1/35	$9,641	$9,823 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	7.210%	9/1/35	42,295	43,151 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.765%)	6.890%	5/1/35	36,011	36,900 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.772%)	6.913%	8/1/44	822,055	852,587 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.787%)	6.744%	3/1/36	5,794	5,919 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.798%)	7.148%	9/1/42	354,114	366,863 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.810%)	7.204%	10/1/40	180,116	186,488 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.811%)	6.821%	1/1/41	92,296	95,896 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.812%)	7.382%	9/1/40	28,595	29,646 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.820%)	6.695%	12/1/35	12,318	12,746 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.838%)	6.796%	5/1/35	28,307	29,223 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	7.594%	9/1/37	248	254 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.864%)	6.686%	6/1/36	7,006	7,205 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.865%)	7.250%	5/1/37	61,279	62,899 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.875%)	7.812%	8/1/36	30,614	31,370 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.915%)	7.038%	8/1/37	15,951	16,482 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.377%)	7.423%	3/1/36	8,648	9,069 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.999%)	6.204%	12/1/34	2,856	2,923 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.002%)	7.002%	9/1/34	3,367	3,439 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.014%)	7.070%	8/1/29	38	38 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.046%)	6.244%	12/1/33	32,715	33,377 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.059%)	6.635%	2/1/37	11,529	11,747 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.075%)	6.161%	3/1/33	16,332	16,633 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.083%)	6.724%	4/1/40	15,206	15,580 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.135%)	6.585%	5/1/36	$13,922	$14,258 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.155%)	6.405%	1/1/33	6,282	6,438 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.161%)	6.713%	12/1/37	12,182	12,632 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.163%)	7.272%	9/1/35	35,743	36,678 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.175%)	6.675%	6/1/32	24	24 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.180%)	6.716%	9/1/33	1,134	1,141 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.183%)	6.422%	9/1/39	148	149 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.185%)	6.307%	5/1/36	6,143	6,296 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.190%)	6.978%	10/1/34	30,883	31,728 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	6.443%	2/1/35	12,573	12,955 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	6.784%	9/1/39	20,696	21,285 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.203%)	6.789%	12/1/40	20,549	21,120 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.210%)	6.426%	12/1/34	25,259	26,185 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.215%)	7.340%	8/1/28	2	2 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.220%)	6.805%	12/1/40	305,028	315,232 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.222%)	6.587%	7/1/38	73,256	75,076 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	6.223%	6/1/35	11,598	11,926 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.230%)	7.355%	7/1/35	13,593	13,920 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.242%)	6.893%	12/1/40	95,249	98,604 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.244%)	7.130%	3/1/38	2,197	2,249 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.248%)	6.964%	9/1/35	31,281	32,104 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.250%)	6.746%	8/1/39	1,590	1,627 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.260%)	7.134%	4/1/34	18,916	19,377 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.273%)	7.398%	11/1/34	7,060	7,258 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.277%)	7.240%	10/1/33	$764	$793 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.289%)	6.824%	8/1/36	44,233	45,848 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	6.290%	5/1/33	15,285	15,697 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.303%)	7.330%	10/1/34	6,729	6,930 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.312%)	7.058%	7/1/33	43	43 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.352%)	7.114%	1/1/32	950	958 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.442%)	6.755%	5/1/35	5,408	5,585 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.445%)	7.344%	7/1/28	123	123 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.477%)	7.182%	5/1/33	867	872 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.515%)	7.269%	1/1/28	38	38 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 3.258%)	8.383%	12/1/30	72	73 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.400%)	5.897%	6/1/40- 11/1/40	17,954	18,095 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.665%)	6.140%	11/1/35	13,391	13,615 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.673%)	6.182%	11/1/35	7,074	7,212 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.828%)	6.335%	11/1/35	8,687	8,880 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.855%)	6.373%	11/1/35	60,170	61,031 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.856%)	6.397%	11/1/35	6,143	6,291 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.856%)	6.401%	11/1/35	9,112	9,306 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.906%)	6.404%	11/1/35	12,130	12,414 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.918%)	6.431%	11/1/35	19,003	19,411 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.921%)	6.443%	10/1/35	49,843	51,021 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.937%)	6.463%	11/1/35	15,337	15,626 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.004%)	6.465%	11/1/35	65,710	67,547 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.068%)	6.591%	10/1/35	117,336	120,425 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.192%)	6.715%	10/1/36	$19,030	$19,619 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.230%)	6.744%	5/1/36	25,962	26,788 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.232%)	6.774%	9/1/36	14,107	14,628 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.845%)	5.470%	11/1/33	170	170 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.926%)	5.551%	9/1/33	347	345 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.169%)	5.794%	3/1/28	319	319 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	6.020%	9/1/27	421	423 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	6.105%	5/1/32	353	354 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.375%)	6.000%	11/1/33	7	7 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.412%)	6.121%	8/1/33	1,579	1,612 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.430%)	6.055%	2/1/36	70,203	71,013 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	6.120%	3/1/35	29,856	30,366 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.494%)	6.218%	4/1/36	1,310	1,323 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.497%)	6.175%	5/1/36	5,693	5,854 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.498%)	6.123%	11/1/35	2,013	2,045 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.510%)	6.139%	2/1/33	36,183	36,601 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.515%)	6.210%	1/1/35	1,087	1,115 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.518%)	6.143%	11/1/33	222	223 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.175%	5/1/33- 3/1/36	4,235	4,305 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.202%	3/1/34	1,880	1,928 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	6.188%	4/1/36	2,700	2,742 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.280%	6/1/35	5,051	5,193 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	6.387%	7/1/35	3,169	3,201 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	6.195%	11/1/35	190,304	195,720 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.600%)	6.300%	6/1/34	$43,402	$43,881 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.680%)	6.305%	4/1/36	1,510	1,558 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	6.483%	2/1/35	7,951	8,210 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.770%)	6.395%	11/1/34	10,529	10,614 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.191%	10/1/27	25	25 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.379%	8/1/28	5,752	5,685 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.695%)	4.627%	8/1/29	1,429	1,422 (a)
Total FNMA				44,313,243
GNMA — 9.1%
Government National Mortgage Association (GNMA) II	5.000%	11/20/54- 4/20/55	9,060,395	8,907,952
Government National Mortgage Association (GNMA) II	6.000%	12/20/54	6,011,833	6,106,201
Government National Mortgage Association (GNMA) II	6.500%	6/20/55	5,920,000	6,088,907
Total GNMA				21,103,060

Total Mortgage-Backed Securities (Cost — $77,143,364)				77,244,290
U.S. Government & Agency Obligations — 29.8%
U.S. Government Agencies — 0.6%
Export-Import Bank of the United States, Secured Notes	2.628%	11/12/26	427,158	420,173
United States International Development Finance Corp., Senior Notes	4.010%	5/15/30	935,000	929,476
Total U.S. Government Agencies				1,349,649
U.S. Government Obligations — 29.2%
U.S. Treasury Notes	4.750%	7/31/25	12,000,000	12,003,421
U.S. Treasury Notes	3.125%	8/15/25	12,700,000	12,678,405
U.S. Treasury Notes	4.500%	11/15/25	14,000,000	14,008,263
U.S. Treasury Notes	4.875%	4/30/26	7,700,000	7,748,752
U.S. Treasury Notes	4.250%	11/30/26	5,000,000	5,026,563
U.S. Treasury Notes	4.125%	2/28/27	10,000,000	10,053,516
U.S. Treasury Notes	4.500%	4/15/27	6,000,000	6,075,703
Total U.S. Government Obligations				67,594,623

Total U.S. Government & Agency Obligations (Cost — $68,818,086)				68,944,272
Collateralized Mortgage Obligations(c) — 27.9%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K053 A2	2.995%	12/25/25	1,327,477	1,317,270
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF30 A (30 Day Average SOFR + 0.484%)	4.796%	3/25/27	15,739	15,729 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF40 A (30 Day Average SOFR + 0.454%)	4.766%	11/25/27	124,496	124,259 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF43 A (30 Day Average SOFR + 0.354%)	4.666%	1/25/28	384,164	382,001 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF48 A (30 Day Average SOFR + 0.404%)	4.716%	6/25/28	$272,267	$271,017 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF56 A (30 Day Average SOFR + 0.674%)	4.986%	11/25/28	489,804	490,447 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF57 A (30 Day Average SOFR + 0.654%)	4.966%	12/25/28	715,528	717,280 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF58 A (30 Day Average SOFR + 0.614%)	4.926%	1/25/26	449,698	449,679 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF59 A (30 Day Average SOFR + 0.654%)	4.966%	2/25/29	499,785	500,552 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF60 A (30 Day Average SOFR + 0.604%)	4.916%	2/25/26	873,231	873,776 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF61 A (30 Day Average SOFR + 0.644%)	4.956%	3/25/29	1,452,898	1,452,795 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF62 A (30 Day Average SOFR + 0.594%)	4.906%	4/25/26	699,486	699,690 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF63 A (30 Day Average SOFR + 0.554%)	4.866%	5/25/29	1,017,033	1,016,961 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF64 A (30 Day Average SOFR + 0.554%)	4.866%	6/25/26	492,751	492,586 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF65 A (30 Day Average SOFR + 0.634%)	4.946%	7/25/29	602,686	603,144 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF67 A (30 Day Average SOFR + 0.634%)	4.946%	8/25/29	942,333	944,077 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF68 A (30 Day Average SOFR + 0.604%)	4.916%	7/25/26	552,173	552,412 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF70 A (30 Day Average SOFR + 0.634%)	4.946%	9/25/29	222,282	222,324 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF72 A (30 Day Average SOFR + 0.614%)	4.926%	10/25/26	80,343	80,315 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF75 AL (30 Day Average SOFR + 0.624%)	4.936%	12/25/29	1,324,573	1,328,299 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF77 AL (30 Day Average SOFR + 0.814%)	5.126%	2/25/27	588,252	589,475 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF78 AL (30 Day Average SOFR + 0.914%)	5.226%	3/25/30	987,461	993,165 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF79 AL (30 Day Average SOFR + 0.584%)	4.896%	5/25/30	1,042,878	1,043,350 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF80 AL (30 Day Average SOFR + 0.554%)	4.866%	6/25/30	866,459	866,121 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF81 AL (30 Day Average SOFR + 0.474%)	4.786%	6/25/27	247,756	247,579 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF82 AL (30 Day Average SOFR + 0.484%)	4.796%	6/25/30	793,612	793,583 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF83 AL (30 Day Average SOFR + 0.474%)	4.786%	6/25/30	408,977	408,961 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF84 AL (30 Day Average SOFR + 0.414%)	4.726%	7/25/30	1,171,528	1,168,163 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF85 AL (30 Day Average SOFR + 0.414%)	4.726%	8/25/30	$255,637	$255,019 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF86 AL (30 Day Average SOFR + 0.404%)	4.716%	8/25/27	628,716	627,872 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF87 AL (30 Day Average SOFR + 0.464%)	4.776%	8/25/30	907,021	905,370 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF88 AL (30 Day Average SOFR + 0.444%)	4.756%	9/25/30	693,531	690,393 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF89 AL (30 Day Average SOFR + 0.434%)	4.746%	9/25/30	1,234,078	1,229,596 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF94 AL (30 Day Average SOFR + 0.414%)	4.726%	11/25/30	505,929	503,326 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF96 AL (30 Day Average SOFR + 0.374%)	4.686%	12/25/30	1,035,689	1,029,717 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF98 AL (30 Day Average SOFR + 0.284%)	4.596%	12/25/30	609,241	608,629 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF99 AS (30 Day Average SOFR + 0.200%)	4.512%	12/25/30	988,139	976,141 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF129 AS (30 Day Average SOFR + 0.250%)	4.562%	1/25/29	640,002	635,420 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF130 AS (30 Day Average SOFR + 0.290%)	4.602%	1/25/29	2,361,362	2,347,128 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF132 AS (30 Day Average SOFR + 0.390%)	4.702%	2/25/32	1,302,700	1,296,547 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF135 AS (30 Day Average SOFR + 0.370%)	4.682%	5/25/29	2,396,286	2,387,774 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF137 AS (30 Day Average SOFR + 0.450%)	4.762%	4/25/32	1,910,251	1,905,337 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF138 AS (30 Day Average SOFR + 0.480%)	4.792%	6/25/32	2,346,103	2,340,075 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF139 AS (30 Day Average SOFR + 0.540%)	4.852%	6/25/32	2,228,342	2,222,577 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF160 AS (30 Day Average SOFR + 0.700%)	5.012%	10/25/30	1,282,033	1,287,060 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF163 AS (30 Day Average SOFR + 0.580%)	4.892%	4/25/34	1,027,716	1,033,123 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KF164 AS (30 Day Average SOFR + 0.570%)	4.882%	10/25/34	1,945,983	1,948,192 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K-F112 AS (30 Day Average SOFR + 0.230%)	4.542%	4/25/31	596,930	591,724 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3736 FN (30 Day Average SOFR + 0.564%)	4.868%	10/15/40	879,887	871,464 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4952 PD, PAC	2.000%	2/25/50	777,211	652,303
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5009 BH	0.750%	5/25/44	1,351,160	1,079,195
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 413 F23 (30 Day Average SOFR + 1.050%)	5.355%	5/25/54	788,890	787,003 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M42 A1	0.785%	7/25/30	1,685,171	1,613,278
Federal National Mortgage Association (FNMA) REMIC, 2011-96 FA (30 Day Average SOFR + 0.564%)	4.870%	10/25/41	1,025,179	1,019,648 (a)
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-3 BQ, PAC	1.750%	1/25/43	$820,742	$720,020
Federal National Mortgage Association (FNMA) REMIC, 2016-62 FH (30 Day Average SOFR + 0.514%)	4.820%	9/25/46	593,642	588,426 (a)
Federal National Mortgage Association (FNMA) REMIC, 2016-75 FC (30 Day Average SOFR + 0.514%)	4.820%	10/25/46	513,749	512,455 (a)
Federal National Mortgage Association (FNMA) REMIC, 2017-20 JA, PAC	3.000%	10/25/45	645,729	631,679
Federal National Mortgage Association (FNMA) REMIC, 2018-70 HF (30 Day Average SOFR + 0.464%)	4.770%	10/25/58	1,099,481	1,077,394 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (30 Day Average SOFR + 0.564%)	4.870%	7/25/49	1,364,001	1,326,872 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-47 FB (30 Day Average SOFR + 0.514%)	4.820%	5/25/40	319,551	315,730 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-8 FA (30 Day Average SOFR + 1.050%)	5.355%	3/25/54	664,906	665,864 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-33 KF, PAC (30 Day Average SOFR + 0.950%)	5.255%	1/25/54	737,712	739,250 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-54 FC (30 Day Average SOFR + 0.970%)	5.275%	8/25/54	1,165,982	1,168,715 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-98 FA (30 Day Average SOFR + 1.150%)	5.455%	12/25/53	475,861	476,222 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-103 FB (30 Day Average SOFR + 0.950%)	5.255%	1/25/55	1,334,349	1,331,212 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-105 FC (30 Day Average SOFR + 1.000%)	5.305%	1/25/55	1,384,932	1,383,293 (a)
Federal National Mortgage Association (FNMA) REMIC, 2025-55 FG (30 Day Average SOFR + 1.100%)	5.406%	7/25/55	1,200,000	1,199,700 (a)(d)
Government National Mortgage Association (GNMA), 2007-20 FM (1 mo. Term SOFR + 0.414%)	4.732%	4/20/37	986,091	985,930 (a)
Government National Mortgage Association (GNMA), 2010-12 FD (1 mo. Term SOFR + 0.714%)	5.026%	1/16/40	792,160	791,611 (a)
Government National Mortgage Association (GNMA), 2011-80 FC (1 mo. Term SOFR + 0.444%)	4.762%	6/20/41	1,368,637	1,353,895 (a)

Total Collateralized Mortgage Obligations (Cost — $65,733,151)				64,757,189
Corporate Bonds & Notes — 0.2%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Reliance Industries Ltd., Senior Notes	2.060%	1/15/26	250,000	247,863
Reliance Industries Ltd., Senior Notes	2.512%	1/15/26	187,500	186,105

Total Corporate Bonds & Notes (Cost — $437,280)				433,968
Total Investments before Short-Term Investments (Cost — $212,131,881)				211,379,719
			Shares
Short-Term Investments — 10.2%
Institutional Fiduciary Trust, Money Market Portfolio (Cost — $23,738,505)	4.330%		23,738,505	23,738,505 (e)(f)
Total Investments — 101.4% (Cost — $235,870,386)				235,118,224
Liabilities in Excess of Other Assets — (1.4)%				(3,303,443)
Total Net Assets — 100.0%				$231,814,781

See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 Franklin Short Duration U.S. Government ETF
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2025, the Fund held TBA securities with a total cost of $4,935,156.
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Security is valued using significant unobservable inputs (Note 1).
(e)	The rate shown is the annualized seven-day effective yield at period end.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2025, the total market value of investments in Affiliated Companies was $23,738,505 and the cost was $23,738,505 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
IBOR	—	Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At June 30, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	273	9/25	$56,586,862	$56,790,398	$203,536
Contracts to Sell:
U.S. Treasury 5-Year Notes	7	9/25	755,772	763,000	(7,228)
U.S. Treasury 10-Year Notes	72	9/25	7,962,648	8,073,000	(110,352)
U.S. Treasury Long-Term Bonds	62	9/25	6,972,314	7,159,062	(186,748)
U.S. Treasury Ultra 10-Year Notes	6	9/25	674,523	685,594	(11,071)
					(315,399)
Net unrealized depreciation on open futures contracts					$(111,863)
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Short Duration U.S. Government ETF (the “Fund”) is a separate diversified investment series of Franklin ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash.. Except when aggregated in Creation Units, shares of the Fund are not redeemable by the Fund. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$77,244,290	—	$77,244,290
U.S. Government & Agency Obligations	—	68,944,272	—	68,944,272
Collateralized Mortgage Obligations	—	63,557,489	$1,199,700	64,757,189
Corporate Bonds & Notes	—	433,968	—	433,968
Total Long-Term Investments	—	210,180,019	1,199,700	211,379,719
Short-Term Investments†	$23,738,505	—	—	23,738,505
Total Investments	$23,738,505	$210,180,019	$1,199,700	$235,118,224
Other Financial Instruments:
Futures Contracts††	$203,536	—	—	$203,536
Total	$23,942,041	$210,180,019	$1,199,700	$235,321,760
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$315,399	—	—	$315,399

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report

2. Transactions with affiliated company
As defined in the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2025. The following transactions were effected in such company for the period ended June 30, 2025.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Institutional Fiduciary Trust, Money Market Portfolio	$8,116,963	$26,248,598	26,248,598	$10,627,056	10,627,056

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Institutional Fiduciary Trust, Money Market Portfolio	—	$92,024	—	$23,738,505

Franklin Short Duration U.S. Government ETF 2025 Quarterly Report